Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

The table below presents the changes in accumulated other comprehensive income (loss) by component for the following periods:

	Nine Months Ended September 30,
	2014	2013
Foreign currency translation
Beginning of period	$(1.5)	$(2.8)
Net gain (loss) on foreign currency translation	(8.1)	0.5

End of period	(9.6)	(2.3)

Pension and other post-retirement benefits
Beginning of period	(5.3)	(40.8)
Amortization of unrecognized loss included in net loss, net of tax (a)	0.1	1.9

End of period	(5.2)	(38.9)

Total accumulated other comprehensive loss	$(14.8)	$(41.2)

(a)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension expense and net periodic post-retirement expense (see Note 9 for additional details).